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                              European Equity Fund
                            Pacific Basin Equity Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1997

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1997
                                   (unaudited)

   Shares                                                               Value
-----------                                                         ------------
            COMMON STOCKS & WARRANTS (96.1%)

            FRANCE (14.6%)
            BANKING
    50,000  Banque Nationale de Paris...........................    $  2,133,128
    21,230  Societe Generale....................................       2,378,895
                                                                    ------------
                                                                       4,512,023
                                                                    ------------
            CAPITAL EQUIPMENT
    24,200  Alcatel Alsthom ....................................       2,690,962
                                                                    ------------
            CONSUMER DURABLES
     9,780  Peugeot SA..........................................         973,559
                                                                    ------------
            CONSUMER NON-DURABLES
     3,500  Bongrain SA.........................................       1,325,281
     7,420  LVMH................................................       1,811,617
                                                                    ------------
                                                                       3,136,898
                                                                    ------------
            MEDIA & ADVERTISING
    12,620  Canal Plus..........................................       2,279,016
    32,220  Havas SA............................................       2,412,429
    19,715  Television Francaise 1..............................       1,901,747
                                                                    ------------
                                                                       6,593,192
                                                                    ------------
            RETAIL
     4,058  Comptoirs Modernes..................................       1,894,637
                                                                    ------------
            SERVICES
    18,125  Accor SA............................................       2,599,267
                                                                    ------------
            TOTAL FRANCE .......................................      22,400,538
                                                                    ------------
            GERMANY (16.4%)
            BANKING
   104,000  Commerzbank AG......................................       2,789,468
    57,890  Depfa Bank AG.......................................       3,148,884
                                                                    ------------
                                                                       5,938,352
                                                                    ------------
            CAPITAL EQUIPMENT
     4,100  Linde AG............................................       2,994,861
    10,000  MAN AG..............................................       2,881,395
    49,400  Siemens AG..........................................       2,675,667
                                                                    ------------
                                                                       8,551,923
                                                                    ------------
            ENERGY
    43,400  VEBA AG ............................................       2,235,408
                                                                    ------------
            INSURANCE
    16,000  Allianz AG..........................................       3,104,285
                                                                    ------------
            MULTI-INDUSTRY
   120,247  Metallgesellschaft AG*..............................       2,485,762
                                                                    ------------
            PHARMACEUTICALS
    36,170  Merck KGaA*.........................................       1,434,853
                                                                    ------------
            RETAIL
    14,380  Metro AG*...........................................       1,394,988
                                                                    ------------
            TOTAL GERMANY ......................................      25,145,571
                                                                    ------------
            IRELAND (3.0%)
            CONSUMER NON-DURABLES
   106,000  Greencore Group, Plc................................         540,979
 1,500,000  Waterford Wedgewood, Plc............................       1,958,871
                                                                    ------------
                                                                       2,499,850
                                                                    ------------
            PHARMACEUTICALS
    62,000  Elan Corp., Plc., ADR*..............................       2,108,000
                                                                    ------------
            TOTAL IRELAND ......................................       4,607,850
                                                                    ------------
            ITALY (5.0%)
            BANKING
   278,000  Istituto Mobiliare
              Italiano SpA (IMI)................................       2,368,117
                                                                    ------------
            ENERGY
   489,000  Ente Nazionale
              Idrocarbun SpA (ENI)*.............................       2,481,878
                                                                    ------------
            RETAIL
    10,322  Rinascente SpA (Warrants)*..........................           5,094
                                                                    ------------
            TELECOMMUNICATIONS
   913,200  Telecom Italia Mobile SpA...........................       2,872,126
                                                                    ------------
            TOTAL ITALY ........................................       7,727,215
                                                                    ------------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1997 (continued)
                                   (unaudited)
  Shares                                                                Value
----------                                                           -----------
            NETHERLANDS (8.8%)
            FINANCE
   104,725  Fortis Amev NV......................................    $  3,950,771
                                                                    ------------
            MATERIALS
    27,400  Akzo Nobel NV.......................................       3,529,949
                                                                    ------------
            MEDIA & ADVERTISING
   186,160  Elsevier NV.........................................       2,981,159
                                                                    ------------
            TELECOMMUNICATIONS
    86,800  Koninklijke PTT Nederland...........................       3,082,975
                                                                    ------------
            TOTAL NETHERLANDS ..................................      13,544,854
                                                                    ------------
            SPAIN (4.8%)
            ENERGY
    65,740  Repsol SA...........................................       2,756,309
                                                                    ------------
            FINANCE
    16,360  Argentaria SA.......................................         729,573
                                                                    ------------
            MULTI-INDUSTRY
    10,510  Corp Fin Alba.......................................       1,078,280
                                                                    ------------
            UTILITIES
   108,710  Telefonica De Espana................................       2,784,576
                                                                    ------------
            TOTAL SPAIN ........................................       7,348,738
                                                                    ------------
            SWEDEN (6.3%)
            CAPITAL EQUIPMENT
    78,000  Ericsson (LM)
              Telephone Co., ADR................................       2,465,869
                                                                      ----------
            CONSUMER DURABLES
    40,800  Electrolux AB (B free)..............................       2,340,434
                                                                    ------------
    52,100  Volvo AB (B free)...................................       1,311,682
                                                                    ------------
                                                                       3,652,116
                                                                    ------------
            FINANCE
    80,000  Skandia Forsakrings AB..............................       2,314,939
                                                                    ------------
            MULTI-INDUSTRY
    27,410  Investor AB (B free)................................       1,198,469
                                                                    ------------
            TOTAL SWEDEN .......................................       9,631,393
                                                                    ------------
            SWITZERLAND (11.1%)
            BANKING
    31,000  Credit Suisse AG....................................       3,490,944
                                                                    ------------
            CONSUMER DURABLES
     4,720  SMH AG..............................................       2,673,631
                                                                    ------------
            CONSUMER NON-DURABLES
     2,630  Nestle AG*..........................................       3,193,610
                                                                    ------------
            INSURANCE
     3,950  Winterthur Insurance................................       2,835,018
                                                                    ------------
            PHARMACEUTICALS
     3,720  Novartis AG.........................................       4,900,780
                                                                    ------------
            TOTAL SWITZERLAND ..................................      17,093,983
                                                                    ------------
            TURKEY (2.7%)
            BANKING
 7,000,000  Akbank T.A.S........................................         449,181
12,443,900  Akbank T.A.S.
              (Non-Tradeable Receipts)..........................         531,789
                                                                    ------------
                                                                         980,970
                                                                    ------------
            CONSUMER DURABLES
 9,000,000  Arcelik A.S.........................................       1,078,699
 2,600,000  Otosan Otomobil Sanayii A.S.........................       1,208,143
                                                                    ------------
                                                                       2,286,842
                                                                    ------------
            MATERIALS
 9,000,000  Turk Sise ve Cam
              Fabrikalari A.S...................................         979,127
                                                                    ------------
            TOTAL TURKEY .......................................       4,246,939
                                                                    ------------
            UNITED KINGDOM (23.4%)
            BANKING
   570,000  Bank of Scotland....................................       3,408,914
   124,000  Barclays, Plc.......................................       2,305,154
                                                                    ------------
                                                                       5,714,068
                                                                    ------------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1997 (continued)
                                   (unaudited)
  Shares                                                                Value
-----------                                                         ------------

            UNITED KINGDOM (CONTINUED)      ENERGY
   310,000  PowerGen, Plc.......................................    $  3,245,705
   400,000  Energy Group, Plc.*.................................       3,176,661
                                                                    ------------
                                                                       6,422,366
                                                                    ------------
            MATERIALS
   193,000  RTZ Corp., Plc......................................       3,065,478
                                                                    ------------
            MULTI-INDUSTRY
   680,000  Inchcape, Plc.......................................       3,019,773
                                                                    ------------
            PHARMACEUTICALS
   130,000  Glaxo Wellcome, Plc.................................       2,555,754
                                                                    ------------
            RETAIL
   275,700  Marks & Spencer, Plc................................       2,185,045
   530,000  Safeway, Plc........................................       2,937,763
   540,000  Storehouse, Plc.....................................       1,934,198
   129,000  Tesco, Plc..........................................         748,493
                                                                    ------------
                                                                       7,805,499
                                                                    ------------
            SERVICES
   210,000  Railtrack Group, Plc.*..............................       1,584,360
   220,000  Severn Co., Ltd.....................................       2,692,058
                                                                    ------------
                                                                       4,276,418
                                                                    ------------
            TELECOMMUNICATIONS
   370,000  Carlton Communications, Plc.........................       3,034,360
                                                                    ------------
            TOTAL UNITED KINGDOM ...............................      35,893,716
                                                                    ------------
TOTAL INVESTMENTS (identified cost
    $129,748,610) (a) ................................    96.1%     $147,640,797
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......     3.9         6,016,705
                                                         -----      ------------
NET ASSETS ...........................................   100.0%     $153,657,502
                                                         =====      ============
------------------
*    non-income producing security

(a) The aggregate cost for federal income tax purposes is $129,748,610, the aggregate gross unrealized appreciation is $22,120,202 and the aggregate gross unrealized depreciation is $4,228,015 resulting in net unrealized appreciation of $17,892,187.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1997
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified
          cost $129,748,610) (Note 1) .......................     $ 147,640,797
      Cash (including $3,287,500 in foreign currency) .......         5,623,474
      Receivables for:
         Investments sold ...................................         3,754,395
         Dividends ..........................................           616,345
         Capital stock sold .................................           259,500
         Foreign tax reclaim ................................           201,311
                                                                  -------------
             Total Assets ...................................       158,095,822
                                                                  -------------
LIABILITIES:
      Payables for:
         Investments purchased ..............................         3,903,757
         Capital stock redeemed .............................           229,495
         Foreign withholding taxes ..........................            87,418
         Investment advisory fee (Note 2) ...................            81,223
         Shareholder servicing/Eligible
            institution fees (Note 2) .......................            31,240
         Administrative fee (Note 2) ........................            18,744
         Director's fee .....................................             1,293
         Accrued expenses and other liabilities .............            85,150
                                                                  -------------
             Total Liabilities ..............................         4,438,320
                                                                  -------------
NET ASSETS ..................................................     $ 153,657,502
                                                                  =============
Net Assets Consist of:
      Paid-in capital .......................................     $ 127,704,411
      Distribution in excess of net
         investment income ..................................           (36,490)
      Accumulated net realized gain .........................         8,194,790
      Net unrealized appreciation ...........................        17,794,791
                                                                  -------------
Net Assets ..................................................     $ 153,657,502
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($153,657,502 / 4,485,513 shares) ......................           $ 34.26
                                                                        =======

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1997
                                   (unaudited)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding
             tax of $176,722) ..................................    $ 1,463,524
         Interest ..............................................         25,989
                                                                    -----------
             Total Income ......................................      1,489,513
                                                                    -----------
      Expenses:
         Investment advisory fee (Note 2) ......................        485,226
         Shareholder servicing/Eligible
            institution fees (Note 2) ..........................        186,734
         Administrative fee (Note 2) ...........................        116,375
         Custodian fee (Note 3) ................................         75,444
         Directors' fees and expenses (Note 2) .................          7,799
         Miscellaneous expenses ................................          1,494
                                                                    -----------
         Total Expenses ........................................        873,072
             Fees paid indirectly (Note 3) .....................         (2,200)
                                                                    -----------
             Net Expenses ......................................        870,872
                                                                    -----------
             Net Investment Income .............................        618,641
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain on:
         Investments ...........................................      6,599,960
         Foreign exchange transactions .........................      1,594,830
                                                                    -----------
                                                                      8,194,790
                                                                    -----------
      Net change in unrealized appreciation on:
         Investments ...........................................       (459,615)
         Foreign currency translations .........................        (51,836)
                                                                    -----------
                                                                       (511,451)
                                                                    -----------
             Net Realized and Unrealized Gain ..................      7,683,339
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations .....    $ 8,301,980
                                                                    ===========

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     For the         For the
                                                 six months ended   year ended
                                                  April 30, 1997    October 31,
                                                    (unaudited)        1996
                                                  --------------  -------------
INCREASE (DECREASE)  IN NET ASSETS:
    Operations:
       Net investment income ..................... $     618,641  $   1,517,318
       Net realized gain on investments
          and foreign exchange
          transactions ...........................     8,194,790      4,032,140
       Net change in unrealized appreciation
          on investments and foreign currency
          translations ...........................      (511,451)    12,375,805
                                                   -------------  -------------
          Net increase in net assets resulting
             from operations .....................     8,301,980     17,925,263
                                                   -------------  -------------
    Dividends and distributions declared (Note 1):
       From net investment income ................    (1,711,429)          --
       From net realized gains ...................    (9,446,042)    (5,095,644)
                                                   -------------  -------------
          Total dividends and
             distributions declared ..............   (11,157,471)    (5,095,644)
                                                   -------------  -------------
    Capital stock transactions (Note 4):
       Net proceeds from sales of capital stock ..    16,569,626     29,772,327
       Net asset value of capital stock
          issued to shareholders in
          reinvestment of distributions ..........       706,526        395,504
       Net cost of capital stock redeemed ........    (7,113,182)   (13,602,848)
                                                   -------------  -------------
          Net increase in net assets resulting
             from capital stock transactions .....    10,162,970     16,564,983
                                                   -------------  -------------
             Total increase in net assets ........     7,307,479     29,394,602

NET ASSETS:
    Beginning of period ..........................   146,350,023    116,955,421
                                                   -------------  -------------
    End of period (including distribution
       in excess of net investment income
       of $36,490 and undistributed net
       investment income of $1,056,298) .......... $ 153,657,502  $ 146,350,023
                                                   =============  =============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                             For the six
                                             months ended
                                               April 30,             For the years ended October 31,
                                                 1997       --------------------------------------------------
                                              (unaudited)    1996       1995       1994       1993       1992
                                               ---------    -----      ------     ------     ------     ------
Net asset value, beginning of year............   $35.02     $31.95      $31.82    $31.17     $27.15     $25.35

Income from investment operations:
  Net investment income.......................     0.15       0.38(1)     0.45      0.39       0.21       0.29
  Net realized and unrealized gain............     1.77       4.08        2.09      1.80       6.09       1.74

Less dividends and distributions (Note 1):
  From net investment income..................    (0.41)     --          --        (0.25)     (0.36)     (0.23)
  From net realized gains.....................    (2.27)     (1.39)      (2.41)    (1.29)     (1.91)     --
  In excess of net realized gains.............    --         --          --        --         (0.01)     --
                                                 ------     ------      ------    ------     ------     ------
Net asset value, end of period................   $34.26     $35.02      $31.95    $31.82     $31.17     $27.15
                                                 ======     ======      ======    ======     ======     ======
Total return..................................     5.68%     14.63%       9.42%     7.35%     24.82%      7.87%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)..... $153,658   $146,350    $116,955  $110,632    $88,860     $27,426
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................     1.17%(2)   1.23%       1.24%     1.37%      1.50%      1.50%
    Expenses paid by commissions..............     0.01%(3)   0.01%(3)    0.05%(3)   n/a        n/a        n/a
    Expense offset arrangement................     0.05%(2)   0.09%       0.14%      n/a        n/a        n/a
                                                 ------     ------      ------    ------     ------     ------
        Total expenses........................     1.23%(2)   1.33%       1.43%     1.37%      1.50%      1.50%
  Ratio of net investment income to
    average net assets........................     0.83%(2)   1.16%       1.55%     1.30%      1.28%      1.71%
  Portfolio turnover rate.....................       36%        42%         72%      124%        37%        50%
  Average commission rate paid per share(4).... $0.0060    $0.0212     $0.0216       --         --          --

-----------
(1)  Calculated using average shares outstanding for the year.

(2)  Annualized.

(3) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(4) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1997
                                   (unaudited)

  Shares                                                                Value
-----------                                                          -----------
            COMMON STOCKS, RIGHTS
            & WARRANTS (97.3%)

            AUSTRALIA (6.3%)
            ENERGY
   281,000  Woodside Petroleum, Ltd. ............................    $ 2,235,202
                                                                     -----------
            GOLD MINES
   344,000  RGC, Ltd. ...........................................      1,247,446
                                                                     -----------
            MATERIALS
   110,693  CRA, Ltd.* ..........................................      1,650,511
   233,000  WMC, Ltd. ...........................................      1,380,956
                                                                     -----------
                                                                       3,031,467
                                                                     -----------
            MULTI-INDUSTRY
   775,000  Pacific Dunlop, Ltd..................................      2,091,164
                                                                     -----------
            TOTAL AUSTRALIA .....................................      8,605,279
                                                                     -----------
            HONG KONG (8.7%)
            BANKING
   254,172  Dao Heng Bank Group, Ltd.............................      1,207,452
                                                                     -----------
            INSURANCE
1,114,000   National Mutual Asia, Ltd............................      1,150,455
                                                                     -----------
            MATERIALS
 2,800,000  C.P. Pokphand Co. ...................................        876,525
                                                                     -----------
            MULTI-INDUSTRY
   206,000  Guoco Group Ltd......................................        978,610
   162,000  Hutchison Whompoa, Ltd. .............................      1,202,479
   151,000  Jardine Matheson Hldgs., Ltd.                                830,500
   122,500  Swire Pacific, Ltd. .................................        944,862
                                                                     -----------
                                                                       3,956,451
                                                                     -----------
            REAL ESTATE
   142,000  Cheung Kong Hldgs., Ltd..............................      1,246,498
   224,000  New World Develpoment
              Co., Ltd. .........................................      1,292,558
   105,500  Sun Hung Kai Properties, Ltd.                              1,144,001
                                                                     -----------
                                                                       3,683,057
                                                                     -----------
            TELECOMMUNICATIONS
   515,800  Hong Kong
              Telecommunications, Ltd............................        885,579
                                                                     -----------
            TOTAL HONG KONG .....................................     11,759,519
                                                                     -----------
            INDIA (7.7%)
            CONSUMER DURABLES
   157,000  Ashok Leyland, Ltd...................................      1,157,875
    44,000  Bajaj Auto, Ltd......................................      1,452,000
                                                                     -----------
                                                                       2,609,875
                                                                     -----------
            FINANCE
   134,000  Industrial Credit & Investment
              Corp. of India, Ltd................................      1,457,250
                                                                     -----------
            MATERIALS
    98,000  Grasim Industries, Ltd...............................      1,078,000
   861,000  Indo Gulf Fertilisers and
              Chemicals Corp., Ltd...............................        774,900
   136,000  Reliance Industries, Ltd.............................      2,703,000
   247,000  Southern Petrochemicals
              Industries Corp., Ltd..............................        771,875
                                                                     -----------
                                                                       5,327,775
                                                                     -----------
            PHARMACEUTICALS
    46,000  Ranbaxy Laboratories, Ltd............................      1,138,500
                                                                     -----------
            TOTAL INDIA .........................................     10,533,400
                                                                     -----------
            INDONESIA (3.1%)
            BANKING
   308,000  Bank Bali............................................        741,481
 1,484,219  Bank Dagang Nasional.................................      1,481,165
   212,031  Bank Dagang Nasional
               (Warrants)* ......................................         74,167
                                                                     -----------
                                                                       2,296,813
                                                                     -----------
            MATERIALS
   286,000  Semen Cibinong.......................................        844,465
                                                                     -----------
            PHARMACEUTICALS
   600,000  Kalbe Farma..........................................        592,593
                                                                     -----------
            SERVICES
   580,000  Citra Marga Nusaphala
              Persada ...........................................        507,202
                                                                     -----------
            TOTAL INDONESIA .....................................      4,241,073
                                                                     -----------
            JAPAN (60.0%)
            BANKING
   301,000  Asahi Bank, Ltd. ....................................      1,842,494
   490,000  Daiwa Bank, Ltd......................................      1,582,700
   405,000  Long Term Credit Bank
              of Japan ..........................................      1,087,998
   300,000  Mitsui Trust and
              Banking Co., Ltd...................................      1,711,112
   340,000  Sakura Bank, Ltd. ...................................      1,797,298

                 THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1997 (continued)
                                   (unaudited)

  Shares                                                                Value
-----------                                                          -----------
            JAPAN (continued)
   265,000  Sumitomo Trust and
              Banking Co., Ltd. .................................    $ 2,192,067
                                                                     -----------
                                                                      10,213,669
                                                                     -----------
            CAPITAL EQUIPMENT
   371,000  Ishikawajima Harina Heavy
              Industries Co., Ltd................................      1,382,463
   273,000  JGC Corp. ...........................................      1,408,713
       100  Kandenko ............................................            776
    81,500  Kurita Water Industries, Ltd.                              1,720,723
    55,000  Tostem Corp..........................................      1,291,212
                                                                     -----------
                                                                       5,803,887
                                                                     -----------
            CONSUMER ELECTRONICS
    79,000  Canon, Inc. .........................................      1,873,321
    89,000  Canon Sales Co., Inc.................................      1,844,015
     2,840  Canon Sales Co., Inc.
              (Warrants)* .......................................        275,504
   124,000  Sharp Corp...........................................      1,611,849
    32,000  Sony Corp. ..........................................      2,329,381
                                                                     -----------
                                                                       7,934,070
                                                                     -----------
            CONSUMER NON-DURABLES
    60,000  Fuji Photo Film Co...................................      2,292,512
    29,000  Nintendo Co., Ltd....................................      2,104,148
    47,200  Sony Music Entertainment
              (Japan), Inc.......................................      1,621,239
                                                                     -----------
                                                                       6,017,899
                                                                     -----------
            ELECTRIC COMPONENTS
    79,000  Denki Kogyo Co., Ltd.................................        537,724
    30,500  Kyocera Corp. .......................................      1,826,131
       275  Kyocera Corp. (Warrants)*............................        216,562
    31,300  Mabuchi Motor Co., Ltd...............................      1,585,528
    97,000  Matsushita Communications
              Industrial Co., Ltd................................      2,506,480
   208,000  Minebea Co., Ltd.....................................      1,736,952
    67,000  Murata Mfg. Co., Ltd. ...............................      2,470,241
   153,000  NGK Spark Plug Co....................................      1,530,783
       610  NGK Spark Plug Co.
              (Warrants)*........................................        320,250
    30,000  Rohm Co..............................................      2,287,785
    29,000  TDK Corp.............................................      2,090,440
                                                                     -----------
                                                                      17,108,876
                                                                     -----------
            FINANCE
    50,000  Orix Corp. ..........................................      2,524,914
   287,000  Yamaichi Securities Co., Ltd. .......................        750,652
                                                                     -----------
                                                                       3,275,566
                                                                     -----------
            INDUSTRIAL ELECTRONICS
   200,000  Hitachi, Ltd. .......................................      1,811,951
                                                                     -----------
            INSURANCE
   251,000  Yasuda Fire & Marine
              Insurance Co. .....................................      1,162,705
                                                                     -----------
            MATERIALS
    96,000  Bridgestone Corp.....................................      2,041,990
   528,000  Kawasaki Steel Corp..................................      1,559,853
   409,000  Mitsui Petrochemical Industries .....................      1,923,607
   120,000  Sumitomo Electric
              Industries, Ltd. ..................................      1,626,029
   178,000  Tokyo Steel Manufacturing............................      1,907,118
                                                                     -----------
                                                                       9,058,597
                                                                     -----------
            MULTI-INDUSTRY
   636,000  Prospect Japan Fund, Ltd.*...........................      3,421,680
   205,000  Sumitomo Corp........................................      1,379,210
                                                                     -----------
                                                                       4,800,890
                                                                     -----------
            PHARMACEUTICALS
    85,000  Taisho Pharmaceutical................................      2,102,651
    99,000  Yamanouchi Pharmaceutical
              Co., Ltd...........................................      2,113,601
                                                                     -----------
                                                                       4,216,252
                                                                     -----------
            RETAIL
    28,300  Autobacs Seven Co., Ltd..............................      1,883,917
    35,000  Ito-Yokado Co., Ltd..................................      1,679,206
    39,500  Kato Denki Co., Ltd..................................        304,959
   340,000  Mitsukoshi, Ltd......................................      1,888,368
                                                                     -----------
                                                                       5,756,450
                                                                     -----------
            SERVICES
   872,000  Kawasaki Kisen Kaisha, Ltd.*. .......................      1,511,325
    24,000  Secom Co., Ltd. .....................................      1,427,502
                                                                     -----------
                                                                       2,938,827
                                                                     -----------
            TELECOMMUNICATIONS
        98  Japan Telecom Co., Ltd...............................      1,598,141
                                                                     -----------
                                                                       4,642,345
                                                                     -----------
            TOTAL JAPAN .........................................     81,697,780
                                                                     -----------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1997 (continued)
                                   (unaudited)

  Shares                                                                Value
-----------                                                          -----------
            MALAYSIA (5.6%)
            BANKING
    76,666  Commerce Asset Hldgs.,
              Bhd. (Rights)......................................    $   303,818
                                                                     -----------
            FINANCE
 1,122,000  Public Finance, Bhd..................................      1,715,979
                                                                     -----------
            MULTI-INDUSTRY
 1,082,000  Renong, Bhd. ........................................      1,482,428
                                                                     -----------
            REAL ESTATE
 1,592,250  Bolton Properties, Bhd...............................      2,523,959
   650,000  IOI Properties Bhd...................................      1,553,290
                                                                     -----------
                                                                       4,077,249
                                                                     -----------
            TOTAL MALAYSIA ......................................      7,579,474
                                                                     -----------
            PAKISTAN (0.0%)
            TEXTILES
        62  Crescent Textile Mills* .............................             27
                                                                     -----------
            SOUTH KOREA (5.9%)
            ENERGY
    11,000  Korea Electric Power Corp............................        328,027
                                                                     -----------
            MULTI-INDUSTRY
   659,000  CITC Seoul Access Trust*.............................      7,647,708
                                                                     -----------
            TOTAL SOUTH KOREA ...................................      7,975,735
                                                                     -----------


TOTAL INVESTMENTS (identified cost
   $147,618,682) (a) ..................................    97.3%    $132,392,287
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........     2.7        3,687,285
                                                           ----     ------------
NET ASSETS ............................................   100.0%    $136,079,572
                                                          =====     ============

----------------
*    non-income producing security.

(a) The aggregate cost for federal income tax purposes is $147,618,682, the net aggregate gross unrealized appreciation is $10,615,734 and the aggregate gross unrealized depreciation is $25,842,129, resulting in net unrealized depreciation of $15,226,395.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1997
                                   (unaudited)

ASSETS:
      Investments in securities, at value
         (identified cost $147,618,682) (Note 1) ............     $ 132,392,287
      Cash (including $3,287,500 in foreign currency) .......         2,920,662
      Receivables for:
         Investments sold ...................................         1,016,246
         Dividends ..........................................           395,466
         Capital stock sold .................................           236,200
                                                                  -------------
             Total Assets ...................................       136,960,861
                                                                  -------------
LIABILITIES:
      Payables for:
         Capital stock redeemed .............................           616,134
         Foreign withholding taxes ..........................            55,970
         Investment advisory fee (Note 2) ...................            71,718
         Shareholder servicing/Eligible
            institution fees (Note 2) .......................            27,584
         Administrative fee (Note2) .........................            16,551
         Director's fees (Note 2) ...........................             3,973
         Accrued expenses and other liabilities .............            89,359
                                                                  -------------
             Total Liabilities ..............................           881,289
                                                                  -------------
 NET ASSETS .................................................     $ 136,079,572
                                                                  =============
Net Assets Consist of:
      Paid-in capital .......................................     $ 157,158,410
      Distributions in excess of net
         investment income ..................................        (1,576,386)
      Accumulated net realized loss .........................        (4,269,955)
      Net unrealized depreciation ...........................       (15,232,497)
                                                                  -------------
Net Assets ..................................................     $ 136,079,572
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($136,079,572 / 5,061,466 shares) .......................           $ 26.89
                                                                        =======

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1997
                                   (unaudited)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding
             taxes of $120,925) ..............................     $    761,240
                                                                   ------------
      Expenses:
         Investment advisory fee (Note 2) ....................          468,143
         Shareholder servicing/Eligible
           institution fees (Note 2) .........................          180,401
         Administrative fee (Note 2) .........................          108,019
         Custodian fee (Note 3) ..............................           58,273
         Directors' fees and expenses (Note 2) ...............            7,847
         Miscellaneous expenses ..............................           35,014
                                                                   ------------
         Total Expenses ......................................          857,697
                                                                   ------------
             Net Investment Loss .............................          (96,457)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain (loss) on:
         Investments .........................................        1,322,550
         Foreign exchange transactions .......................       (3,326,077)
                                                                   ------------
                                                                     (2,003,527)
                                                                   ------------
      Net change in unrealized depreciation on:
         Investments .........................................       (7,804,128)
         Foreign currency translations .......................       (2,260,142)
                                                                   ------------
                                                                    (10,064,270)
                                                                   ------------
             Net Realized and Unrealized Loss ................      (12,067,797)
                                                                   ------------
      Net Decrease in Net Assets Resulting
          from Operations ....................................     $(12,164,254)
                                                                   ============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      For the        For the
                                                 six months ended   year ended
                                                  April 30, 1997   October 31,
                                                   (unaudited)         1996
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss) ..............  $     (96,457)  $     230,174
     Net realized gain (loss) on investments
       and foreign exchange transactions .......     (2,003,527)      9,167,924
     Net change in unrealized depreciation
       on investments and foreign currency
       translations ............................    (10,064,270)     (4,226,866)
                                                  -------------   -------------
       Net increase (decrease) in net assets
         resulting from operations .............    (12,164,254)      5,171,232
                                                  -------------   -------------

  Dividends and distributions declared (Note 1):
     From net investment income ................     (1,234,741)     (3,266,119)
     From net realized gains ...................     (3,659,655)     (1,873,146)
                                                  -------------   -------------
       Total dividends and
          distributions declared ...............     (4,894,396)     (5,139,265)
                                                  -------------   -------------

  Capital stock transactions (Note 4):
     Net proceeds from sales of capital stock ..     20,116,530      47,402,385
     Net asset value of capital stock issued
       to shareholders in reinvestment of
       distributions ...........................        271,832       1,695,330
     Net cost of capital stock redeemed ........    (17,935,087)    (13,376,946)
                                                  -------------   -------------
       Net increase in net assets resulting
         from capital stock transactions .......      2,453,275      35,720,769
                                                  -------------   -------------
         Total increase (decrease)
            in net assets.......................    (14,605,375)     35,752,736

NET ASSETS:
  Beginning of period ..........................    150,684,947     114,932,211
                                                  -------------   -------------
  End of period (including distribution
     in excess of net investment income
     of $1,576,386 and $245,188,
     respectively) .............................  $ 136,079,572   $ 150,684,947
                                                  =============   =============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                             For the six
                                             months ended
                                               April 30,             For the years ended October 31,
                                                 1997       --------------------------------------------------
                                              (unaudited)    1996        1995      1994       1993       1992
                                               ---------    ------      ------    ------     ------     ------
Net asset value, beginning of period..........   $30.19     $29.88      $39.85    $39.87     $27.53     $27.65

Income from investment operations:
  Net investment income (loss)................    (0.01)      0.05(1)     0.11      0.14       0.14       0.12
  Net realized and unrealized gain (loss).....    (2.31)      1.62       (4.50)     1.26      13.18       0.33

Less dividends and distributions (Note 1):
  From net investment income..................    (0.25)     (0.86)      (0.00)(5) (0.14)     (0.02)     (0.18)
  In excess of net investment income..........    (0.73)     (0.50)      --        --         --         --
  From net realized gains.....................    --         --          (5.58)    (1.28)     (0.96)     (0.39)
                                                 ------     ------      ------    ------     ------     ------
Net asset value, end of period................   $26.89     $30.19      $29.88    $39.85     $39.87     $27.53
                                                 ======     ======      ======    ======     ======     ======
Total return..................................    (7.92)%     5.65%     (10.62)%    3.48%     50.02%      1.68%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)... $136,080   $150,685    $114,932  $120,469    $92,863     $31,250
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................     1.19%(2)   1.13%       1.24%     1.29%      1.50%      1.50%
    Expenses paid by commissions..............     --         0.01%(3)    0.05%(3)   n/a        n/a       n/a
    Expense offset arrangement................     0.11%(2)   0.16%       0.14%      n/a        n/a       n/a
                                                 ------     ------      ------    ------     ------     ------
        Total expenses........................     1.30%(2)   1.30%       1.43%     1.29%      1.50%      1.50%
  Ratio of net investment income to
    average net assets........................     0.13%(2)   1.16%       0.53%     0.39%      0.62%      0.43%
  Portfolio turnover rate.....................       29%        58%         82%       86%        79%         84%
  Average commission rate paid per share(4)...  $0.0200    $0.0149     $0.0092        --         --         --

----------------
(1)  Calculated using average shares.

(2)  Annualized.

(3) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(4) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

(5)  Less than .01%.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

     1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Funds commenced operations on November 1, 1990.

     Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

          B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. The Funds isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

          C. Forward Foreign Currency Exchange Contracts. The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

          D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

          F.  Dividends  and   Distributions  to  Shareholders.   Dividends  and
     distributions  to  shareholders  are recorded on the  ex-dividend  date.

     2.  Transactions  with  Affiliates.

     Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund`s average daily net assets. For the six months ended April 30, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $485,226 and $468,143, respectively, for advisory services.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $111,975 and $108,019, respectively, for administrative services.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

     Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of each Fund's average daily net assets. For the six months ended April 30, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $186,734 and $180,401, respectively, for such services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the six months ended April 30, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $7,799 and $7,847, respectively, for these fees.

     3. Investment Transactions. For the six months ended April 30, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                                   European        Pacific Basin
                                                  Equity Fund       Equity Fund
                                                  -----------      -------------
Purchases...................................      $53,702,335        $42,074,012
Sales.......................................      $58,234,231        $39,577,079

     There were no purchases or sales of U.S. government obligations during the year. Custody fees for the European Equity Fund were reduced by $2,200 as a result of the Fund directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the European Equity Fund and the Pacific Basin Equity Fund were reduced by $41,210 and $81,192, respectively, as a result of an expense offset arrangement with the Funds' custodian.

     4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:


                                                  European Equity Fund             Pacific Basin Equity Fund
                                              -----------------------------      -----------------------------
                                               For the         For the             For the         For the
                                           six months ended    year ended      six months ended    year ended
                                            April 30, 1997  October 31, 1996    April 30, 1997  October 31, 1996
                                             -------------    -------------      -------------    ------------
Capital stock sold.......................       492,164          922,565            703,452         1,517,549
Capital stock issued in connection with
   reinvestment of dividends and
   distributions.........................        21,179           13,010              9,451            56,871
Capital stock repurchased................      (206,975)        (417,199)          (642,293)         (430,114)
                                                -------          -------            -------           -------
Net increase.............................       306,368          518,376             70,610         1,144,306
                                                =======          =======            =======           =======

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759


This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.